Note 5 - Revenue (Details Textual) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
MSD [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		$ 0.1	$ 0.1
Number of preclinical vaccine candidates	2
MSD option and license agreement [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		3.2
Up front fee received	$ 3.2
MSD option and license agreement [member] | Licenses revenue [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		3.0
MSD option and license agreement [member] | Services revenue [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		$ 0.2